Revenues	12 Months Ended
Dec. 31, 2011
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.           Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31
	2011	2010	2009
Customer A (consisting of two affiliated companies) - Sales of
manufactured products	14.9%	13.7%	13.3%

B.           Revenues by geographic areas

	Year ended December 31,
	2011	2010	2009
Israel	22,866	17,182	17,043
Europe	13,400	10,119	9,600
North America	5,400	6,623	7,282
Rest of the world	5,164	3,590	2,517

	46,830	37,514	36,442

C.            Assets by geographic areas

	Year ended December 31,
	2011	2010	2009
Israel	7,233	7,769	8,595
Europe	503	379	566
North America	10	14	14

	7,746	8,162	9,175